EQUITY BASED COMPENSATION - Schedule of Stock Options Activity (Detail) - Common Stock Options [Member]	6 Months Ended
Jun. 30, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at December 31, 2020 | shares	0
Granted | shares	716,968
Exercised | shares	(160,000)
Forfeited | shares	(6,000)
Outstanding at June 30, 2020 | shares	550,968
Options vested and expected to vest as of June 30, 2021 | shares	550,968
Options vested and exercisable as of June 30, 2021 | shares	257,484
Outstanding at December 31, 2020 | $ / shares	$ 0
Granted | $ / shares	6.01
Exercised | $ / shares	6.25
Forfeited | $ / shares	6.25
Outstanding at June 30, 2020 | $ / shares	6.01
Options vested and expected to vest as of June 30, 2021 | $ / shares	6.01
Options vested and exercisable as of June 30, 2021 | $ / shares	$ 5.80
Granted	10 years
Exercised	1 month 6 days
Forfeited	9 years 8 months 12 days
Weighted Average Remaining Contractual Life (in years)	9 years 8 months 4 days
Options vested and expected to vest as of June 30, 2021	9 years 8 months 4 days
Options vested and exercisable as of June 30, 2021	9 years 7 months 20 days